Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired under finance lease	$ 7,760	$ 6,644
Impairment charges related to Onshore US assets	250	838
Property, plant and equipment acquired under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired under finance lease	0	3	$ 593
Impairment of Onshore US assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to Onshore US assets	$ 0	$ 520